Related Parties (Details) - USD ($)		5 Months Ended	12 Months Ended
	Jul. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2015
Related Party Transaction [Line Items]
Cost of operations - affiliate			$ 8,063,000	$ 1,068,000	$ 834,000
Due from SunEdison and affiliates, net		$ 0	0	0
Due to SunEdison and affiliates, net		$ 186,435,000	$ 186,435,000	68,744,000
Quarterly Distribution Rights, Level Two, Percentage		85.00%	85.00%
Quarterly Distribution Rights, Level Three		75.00%	75.00%
Quarterly Distribution Rights, Level One, Per Share		$ 0.3386	$ 0.3386
Quarterly Distribution Rights, Level Two, Per Share		0.3950	0.3950
Quarterly Distribution Rights, Level Three, Per Share		$ 0.4514	$ 0.4514
Quarterly Distribution Rights, Level Four, Percentage		50.00%	50.00%
5.875% Senior Notes Due in 2023 | Secured Debt | Subsequent Event
Related Party Transaction [Line Items]
Face amount of debt instrument						$ 800,000,000
Stated interest rate (in percent)						5.875%
Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share)			$ 0.2257
Quarterly Distribution Rights, Level One, Percentage		15.00%	15.00%
Quarterly Distribution Rights, Level Two, Percentage		25.00%	25.00%
Quarterly Distribution Rights, Level Three		50.00%	50.00%
Minimum Quarterly Distribution
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level One, Percentage		150.00%	150.00%
Quarterly Distribution Rights, Level Two, Percentage		175.00%	175.00%
Quarterly Distribution Rights, Level Three		200.00%	200.00%
Holders of Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level Two, Percentage		15.00%	15.00%
Quarterly Distribution Rights, Level Three		25.00%	25.00%
Quarterly Distribution Rights, Level Four, Percentage		50.00%	50.00%
SunEdison
Related Party Transaction [Line Items]
Incentives - affiliate			$ 1,100,000	900,000	1,600,000
SunEdison | General Corporate Overhead
Related Party Transaction [Line Items]
Expenses allocated from SunEdison			$ 19,100,000	$ 5,200,000	$ 4,400,000
SunEdison | Management Services Agreement
Related Party Transaction [Line Items]
Expenses allocated from SunEdison		$ 17,500,000
Management fee due to SunEdison	$ 0
Management fee due to SunEdison in 2015-2017 (in percent of Terra LLC's cash available for distribution)	2.50%
Management fee due to SunEdison in 2015 not to exceed	$ 4,000,000
Management fee due to SunEdison in 2016 not to exceed	7,000,000
Management fee due to SunEdison in 2017 not to exceed	9,000,000
SunEdison | Interest Expense Paid by Parent
Related Party Transaction [Line Items]
Interest on loan to be paid by SunEdison not to exceed	$ 48,000,000
Equity contribution		$ 5,400,000
SunEdison | Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Right Held, Percentage		100.00%	100.00%